Segments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Regulatory settlement			€ 775
Net result	€ 2,250	€ 3,903	4,761
Insurance Activities [Member]
Disclosure of operating segments [line items]
Net result			€ 90
Kotak Mahindra Bank [Member]
Disclosure of operating segments [line items]
Gain from the release of a currency translation reserve		119
Other Financial Institution [Member]
Disclosure of operating segments [line items]
Receivable related to the insolvency of a financial institution		€ 79